Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

December 27, 2006

Nicole M. Runyan
Direct Dial 212.806.6443
Direct Fax 212.806.7143
nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Christina DiAngelo

Re:	Dreyfus Municipal Funds, Inc. Registration Statement on Form N-14 (File No. 811-6377; 333-138965)

Ladies and Gentlemen:

On behalf of Dreyfus Municipal Funds, Inc. (the “Registrant”), transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 (the “Amendment”). The Amendment is being filed to delay the effective date of the Registration Statement pursuant to Rule 473 under the Securities Act of 1933, as amended.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan